Warrant Liability - Schedule of Common Share Purchase Warrants and Compensation Options Outstanding (Details)										12 Months Ended
	Jul. 11, 2025	May 26, 2025	Jan. 28, 2025	Jan. 06, 2025	Jun. 04, 2024	May 21, 2024	May 01, 2024	Apr. 23, 2024	Mar. 12, 2024	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024
Schedule of Common Share Purchase Warrants and Compensation Options Outstanding [Line Items]
Number outstanding & exercisable										34,246,577
Fair Value (in Dollars) | $										$ 13,599,316
Expected volatility	143.00%	143.00%	150.00%	151.00%	154.50%	154.30%	154.30%	154.30%	149.10%		156.00%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%		0.00%
Risk-free interest rate	3.03%	2.92%	2.89%	2.96%	4.08%	3.79%	3.63%	3.79%	3.71%		3.20%
Warrant Liability [Member]
Schedule of Common Share Purchase Warrants and Compensation Options Outstanding [Line Items]
Number outstanding & exercisable										34,246,577
Grant date										26-Sep-25
Expiry date										Sep. 26, 2028
Exercise price (in Dollars per share) | $ / shares										$ 2.63
Fair Value (in Dollars) | $										$ 13,599,316
Share price (in Dollars per share) | $ / shares										$ 0.75
Expected volatility										128.10%
Expected life (yrs)										2.75
Expected dividend yield										0.00%
Risk-free interest rate										3.55%